FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

As of December 31, 2021 and 2022, short-term investments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Fair Value Measurement As of December 31, 2022
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Wealth management products	$—	$13,927	$—	$13,927
Total	$—	$13,927	$—	$13,927

	Fair Value Measurement As of December 31, 2021
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Short-term investments
- Structured financial products	$—	$269,946	$—	$269,946
- Wealth management products	10,305	—	—	10,305
Total	$10,305	$269,946	$—	$280,251

The fair value of structured financial products is determined based on the investment principal and historical spot exchange rate. As the significant inputs are observable in active markets over the terms of the instruments the Group holds, the fair value of such financial products is classified within Level 2 measurement.

The wealth management products purchased in 2022 are measured at fair value which is based on current redemption price quoted by the selling bank. As such, the fair value of such financial products is classified within Level 2 measurement.

Nonrecurring Fair Value Measurements

The Group measures long-lived assets at fair value on a nonrecurring basis only if an impairment is recognized in the current period. There is no impairment losses recorded on its long-lived assets for the years ended December 31, 2020, 2021 and 2022.